TWENTIETH CENTURY
                                Premium Reserves

                               Semiannual Report







                                 September 30,
                                      1995




                                 [company logo]

                                        TWENTIETH CENTURY PREMIUM RESERVES, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Our Message to You ........................................................  2
Investment Philosophy .....................................................  3
Period Overview ...........................................................  4
Investment Review
     Twentieth Century Premium Managed Bond ...............................  5
     Twentieth Century Premium Government Reserve .........................  7
     Twentieth Century Premium Capital Reserve ............................  7
Statements of Assets and Liabilities ......................................  8
Statements of Operations ..................................................  9
Statements of Changes in Net Assets 10
Notes to Financial Statements ............................................. 12
Schedules of Investments .................................................. 14
Financial Highlights ...................................................... 18


Important Notice for All IRA and 403(b) Shareholders

     As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at Twentieth Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount, unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.
     When you plan to withdraw, you may make your election by completing our Conversions/Redemptions form or an IRS Form W-4P. Call Twentieth Century for either form. Your written election is valid for only six months from the date of receipt at Twentieth Century. You may revoke your election at any time by sending a written notice to us.
     Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
OUR MESSAGE TO YOU

[photo of James E. Stowers and James E. Stowers III in left margin]

     A continuation of moderate economic growth and subdued inflation provided a positive environment for fixed income investors during the six months ended September 30, 1995. Short-term interest rates declined approximately one-half of 1%, while intermediate and long-term rates fell nearly 1%, producing positive total returns across the maturity spectrum. Given that long-term security prices are more sensitive to interest changes than are securities with shorter maturities, our long-term funds posted better performance results than did our short-term funds for the period. We expect a continuation of _this moderate economic growth with minimal upward pressure on inflation and some further declines in interest rates. We are currently managing the Premium Reserves funds to take advantage of this favorable environment. For further _information, please see the Investment Review beginning on page 5.
     During this six-month period, the Premium Reserves management team members had their first occasion to work with their new colleagues at The Benham Group. The June 1995 merger of the parent company of your funds' investment manager with the parent of The Benham Group's investment manager has substantially increased the resources available to your fund managers to use in making investment decisions. Additionally, the integration of the two firms has created an even broader range family of mutual funds.
     As the combined Twentieth Century/Benham company continues to grow, you will see greater efforts to enhance the information and services you receive. For example, this Twentieth Century Premium Reserves Semiannual Report has been expanded to include a synopsis of the investment philosophy that guides your funds. You will also receive a consolidated statement in January that will summarize your account history with Twentieth Century.
     We appreciate your confidence in the Twentieth Century family of funds and remain committed to providing you with high quality investment management and service, along with a wide selection of funds designed to help you pursue your investment objectives.


Sincerely,

/s/James E. Stowers                       /s/James E. Stowers III
James E. Stowers                          James E. Stowers III
Chairman of the Board and Founder         President

                                        TWENTIETH CENTURY PREMIUM RESERVES, INC.
--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

     The Premium Reserves funds were introduced on April 1, 1993, to provide institutional investors, including defined contribution plan participants, and substantial individual investors with additional money-market and fixed income investment opportunities. All three funds have minimum investment requirements of $100,000, and each has a .45% all-inclusive management fee.
     Conservative, quality securities are the emphasis for the Premium Reserves funds. Premium Managed Bond purchases only investment-grade securities--that is securities rated Baa or above by Moody's Investors Service, Inc. or BBB or above by Standard & Poor's Corporation. The fund does not buy junk bonds--those rated Ba or lower by Moody's or BB or lower by Standard & Poor's and considered to have speculative characteristics by both agencies.
     Premium Government Reserve purchases only securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Premium Capital Reserve purchases high quality government and corporate money-market securities, those rated at least P-1 by Moody's or A-1 by Standard & Poor's.

Investment Objectives and Strategy
----------------------------------

   oPremium Government Reserve is a money-market fund1 designed for investors whose priority is protection of principal with very little credit risk. The fund invests in money-market securities backed by the U.S. government and its agencies and maintains a weighted average portfolio maturity of 90 days or less. The fund seeks to preserve a $1 share price.

   oPremium Capital Reserve seeks maximum current income consistent with principal preservation. It invests in commercial paper, securities issued by the U.S. government or its agencies, certificates of deposit and other short-term notes, bonds or debentures. Its weighted average portfolio maturity must be 90 days or less. As a money-market fund, Premium Capital Reserve seeks to maintain a constant net asset value of $1 a share.

   oPremium  Managed  Bond is designed  for  investors  who seek a high level of current income and are willing to assume the greater risk of a fund with a fluctuating share price. There are no maturity restrictions on the individual securities in which Premium Managed Bond may invest, but weighted average duration of the fund's securities portfolio must be at least 3.5 years. Under normal conditions, at least 65% of Premium Managed Bond's assets will be invested in corporate, sovereign government and municipal bonds. The balance of the fund's assets can be invested in shorter-term debt securities.

 1Money-market funds are neither insured nor guaranteed by  the U.S. government,
and there is no  assurance  that  these   funds will  maintain a stable $1 share
price.

September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
PERIOD OVERVIEW

     Two factors--continued moderate economic growth and accompanying low inflation--were the primary impetuses for sharply declining interest rates throughout the six-month period ended September 30, 1995. While the economy has continued to grow overall, that growth has been relatively slow. Gross domestic product, which averaged 4% in 1994, fell to an annualized rate of 2.7% during the first quarter of 1995 and fell even further--to an annualized 1.1%--during the second quarter. Although the third-quarter figure rebounded to 4.2%, 1995 has shown a significant slowdown from 1994. Mirroring that slow growth, year-over-year inflation, as measured by the Consumer Price Index, was a modest 2.5% at the end of September 1995. These circumstances prompted the Federal Reserve Board to lower short-term interest rates from 6.0% to 5.75% in early July. As a result, two-year Treasury note yields declined from 6.81% on March 31 to 5.87% on September 30. During the same period, 30-year Treasury bond yields fell from 7.44% to 6.51%. While these lower rates are good for most fixed income investors given that declining rates drive up prices on most bonds, declining rates lower yields, available to investors in money-market securities.
     Falling interest rates generated higher bond prices and positive total returns across the maturity spectrum for fixed income investors. Longer-term securities, which generally are more interest rate sensitive than short-term issues, did best in this environment. Keep in mind that when interest rates fall, bond prices rise, and when interest rates rise, bond prices fall. During periods of rising interest rates, shorter maturities can help reduce the effect of falling bond prices on a fund's net asset value.

                                        Twentieth Century premium reserves, Inc.
--------------------------------------------------------------------------------
INVESTMENT REVIEW--PREMIUM MANAGED BOND

TWENTIETH CENTURY
PREMIUM MANAGED BOND

     Exploiting the effect of declining interest rates on long-term bonds, Premium Managed Bond's portfolio managers kept the weighted average maturity between nine and 10 years throughout the six-month period while maintaining a weighted average duration1 of 5.48 years. Duration is a measure of a bond fund's sensitivity to interest rate changes. It is based upon the total present value of all principal and interest payments to be received, is calculated at prevailing interest rates and is expressed in years. The greater a security's duration, the more sensitive is its price to changes in interest rates.
     This duration was somewhat higher (that is, slightly more aggressive) than the average duration for the fund's benchmark index, the Lehman Brothers Aggregate Bond Index. In a period of falling rates, it allowed Premium Managed Bond to return 8.91%. In comparison, the Lehman Brothers Aggregate Bond Index posted an 8.18% return for the six months, and the five-year Treasury note gained 7.70%.
     More than half of Premium Managed Bond's portfolio was invested in corporate securities during the period. This weighting reflected the portfolio managers' confidence in generally improving corporate financial conditions as well as improvements in credit quality in the corporate market as a result of the continuing economic recovery. All corporate bonds in the fund's portfolio were investment-grade--AAA, AA, A or BBB. The fund continued to maintain approximately two-thirds of its assets in the highest two of these grades. The remainder of the fund's portfolio was invested in Treasury securities and to a lesser extent in mortgage-backed securities issued by agencies of the federal government. The fund held fewer mortgages over the period because mortgage-backed bonds generally do not perform as well as Treasuries when interest rates decline.

Quick Fund Facts -- Premium Managed Bond
----------------------------------------
Objective:  High level of current income.
Inception date:  April 1, 1993
Size:  $16,587,564 (as of September 30, 1995)


1 Duration is different from dollar-weighted average portfolio maturity in that it attempts to measure the interest-rate sensitivity of a security's total cash flows as opposed to just its final maturity. Duration of a portfolio will change in response to a change in interest rates while average maturity may not.



                                 [company logo]

September 30, 1995(Unaudited)
--------------------------------------------------------------------------------
INVESTMENT REVIEW--PREMIUM MANAGED BOND


Average Annual Total Returns--Premium Managed Bond
--------------------------------------------------------------------------------
                                        Premium Managed Bond   Lehman Aggregate
1 Year (9/30/94 to 9/30/95)                    14.80%                14.06%
Inception (4/1/93 to 9/30/95)                   5.69%                 6.21%


$100,000 OVER LIFE OF FUND - PREMIUM MANAGED BOND  [mountain graph]
--------------------------------------------------------------------------------

$100,000                         Value on 9/30/95:
investment                       $114,820 Premium Managed Bond
made on 4/1/93                   $116,270 Lehman Aggregate
(inception date)

[graph data]
         Growth   S&P 500

4/1/93   100000   100000
4/30/93  100740   100700
5/31/93  100300   100820
6/30/93  101870   102650
7/31/93  102460   103230
8/31/93  104460   105040
9/30/93  104620   105330
10/31/93 104890   105720
11/30/93 104020   104820
12/31/93 104530   105390
1/31/94  105970   106820
2/28/94  103370   104960
3/31/94  100910   102370
4/30/94   99910   101550
5/30/94   99770   101540
6/30/94   99530   101320
7/31/94  101650   103330
8/31/94  101540   103460
9/30/94  100020   101930
10/31/94  99810   101840
11/30/94  99590   101620
12/31/94 100250   102320
1/31/95  102120   104340
2/28/95  104630   106820
3/31/95  105430   107480
4/30/95  106990   108980
5/31/95  111950   113200
6/30/95  112630   114030
7/31/95  112070   113770
8/31/95  113680   115150
9/30/95  114820   116270


Quality Diversification (as of September 30, 1995)
--------------------------------------------------
   (Moody's Rating)          % of fund investments
         AAA                          44%
         AA                           23%
         A                            24%
         BBB                           9%

Average Years to Maturity (as of September 30, 1995)
---------------------------------------------------
            Years          10.1

Average years to maturity indicates the average time until the principal on the Fund's bonds is expected to be repaid, weighted by dollar amount.


Duration (as of September 30, 1995)
---------------------------------------------------
            Years           5.48

Duration is a measure of the sensitivity of a portfolio to changes in interest rates. As the duration of a fund increases, the impact of a change in interest rates on the value of its portfolio also increases.

Past performance is not predictive of future performance. Source: Lipper Analytical Services, Inc.







Asset Allocation -- Premium        [pie chart]
Government Bond (as of September 30, 1995)
---------------------------------------------------
U.S. Treasury Securities 29%

Mortgage-Backed Securities 10%

Corporate Bonds 50%

Sovereign Governments & Agencies 6%

Temporary Cash Investments 5%

                                        TWENTIETH CENTURY PREMIUM RESERVES, INC.
--------------------------------------------------------------------------------
INVESTMENT REVIEW--PREMIUM GOVERNMENT RESERVE & PREMIUM CAPITAL RESERVE

TWENTIETH CENTURY
PREMIUM GOVERNMENT RESERVE
& PREMIUM CAPITAL RESERVE

     Premium Government Reserve posted a total return of 2.81%, and Premium Capital Reserve produced a 2.85% total return for the six-month period. Premium Government Reserve's seven-day effective yield as of September 30, 1995, was 5.46% while Premium Capital Reserve's seven-day effective yield was 5.59%.
     Declining interest rates result in reduced yields for money-market funds because investing in shorter maturities means reinvesting even more quickly at continually declining interest rates. To counter this effect, Twentieth Century portfolio managers extended the funds' weighted average maturities to approximately 60 days, closer to the longer end of their allowable 90-day maturity ranges. Extending weighted average maturities for both funds enabled them to maintain higher yields longer.

     Premium  Government  Reserve  invested  in   government-agency   securities
throughout the period. Premium Capital Reserve invested primarily in commercial paper rated A-1+, the highest rating.

     As of September 30, 1995, $1.5 million, or approximately 1.2%, of Premium Capital Reserve's assets were invested in taxable variable-rate notes issued by Orange County, California. For further iscussion, please see Note 2 of the accompanying Notes to Financial Statements on page 13.

Quick Fund Facts --
Premium Government Reserve
----------------------------------------------------------------
Objective:  High level of current income consistent with
            principal preservation.
Inception date:  April 1, 1993
Size:  $20,189,388 (as of September 30, 1995)
Weighted Average Portfolio Maturity:  90 days or less.

Asset Allocation -- Premium       [pie chart]
Government Reserve (as of September 30, 1995)
----------------------------------------------------------------
U.S. Government Agency Discount Notes 96%

Other U.S. Government Agency Securities 3%

Temporary Cash Investments 1%


Quick Fund Facts --
Premium Capital Reserve
----------------------------------------------------------------
Objective:  Maximum current income consistent with
            principal preservation.
Inception date:  April 1, 1993
Size:  $126,019,946 (as of September 30, 1995)
Weighted Average Portfolio Maturity:  90 days or less.

Asset Allocation -- Premium       [pie chart]
Capital Reserve (as of September 30, 1995)
----------------------------------------------------------------
Commercial Paper 97%

Municipal Obligations 1%

U.S. Government Agency Securities 2%

September 30, 1995 (Unaudited)
-------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                              Premium           Premium          Premium
                                                              Government        Capital          Managed
                                                              Reserve           Reserve          Bond

Assets
  Investment securities, at value (amortized cost for
    Government Reserve and Capital Reserve; identified
    cost of $15,869,407 for Managed Bond)..................   $19,893,484       $127,387,236      $16,135,112
  Cash ....................................................       371,146                 --               --
  Receivable for investment sold...........................            --                 --          188,866
  Interest receivable......................................         3,870             44,528          276,714
                                                           --------------     --------------   --------------
                                                               20,268,500        127,431,764       16,600,692
                                                           --------------     --------------   --------------
Liabilities
  Disbursements in excess of demand deposit cash...........            --            127,183            3,743
  Payable for investments purchased........................            --          1,000,000               --
  Payable for capital shares redeemed......................        67,250            217,408            1,219
  Accrued management fees (Note 2).........................         8,323             45,460            5,559
  Dividends payable........................................         3,525             21,685            2,598
  Other liabilities........................................            14                 82                9
                                                           --------------     --------------   --------------
                                                                   79,112          1,411,818           13,128
                                                           --------------     --------------   --------------

Net Assets Applicable
to Outstanding Shares......................................   $20,189,388       $126,019,946      $16,587,564
                                                           ==============     ==============   ==============

Capital Shares, $.01 par value
  Authorized............................................... 1,000,000,000      1,000,000,000    1,000,000,000
                                                           ==============     ==============   ==============
  Outstanding..............................................    20,189,388        126,020,776        1,659,943
                                                           ==============     ==============   ==============
  Net Asset Value Per Share................................         $1.00              $1.00            $9.99
                                                           ==============     ==============   ==============

Net Assets Consist of:
  Capital (par value and paid-in surplus)..................   $20,189,388       $126,020,776      $16,408,918
  Accumulated undistributed net realized (loss)
    from security transactions.............................            --               (830)         (87,059)
  Net unrealized appreciation
    on investments (Note 3)................................            --                 --          265,705
                                                           --------------     --------------   --------------
                                                              $20,189,388       $126,019,946      $16,587,564
                                                           ==============     ==============   ==============

See Notes to Financial Statements

Six Months Ended September 30, 1995 (Unaudited)                      TWENTIETH CENTURY PREMIUM RESERVES, INC.
-------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                              Premium           Premium          Premium
                                                              Government        Capital          Managed
                                                              Reserve           Reserve          Bond

Investment Income
  Interest income..........................................      $581,686         $4,579,686       $  439,714

  Expenses:
    Management fees (Note 2)...............................        42,937            336,145           28,807
    Directors' fees and expenses...........................           151              1,107               98
                                                           --------------     --------------    -------------
                                                                   43,088            337,252           28,905
                                                           --------------     --------------    -------------

Net investment income......................................       538,598          4,242,434          410,809
                                                           --------------     --------------    -------------

Realized and Unrealized Gain
on Investments (Note 3)
  Net realized gain on investments.........................            --              1,049           97,562
  Change in net unrealized gain on investments.............            --                 --          567,251
                                                           --------------     --------------    -------------

Net realized and unrealized................................            --              1,049          664,813
gain on investments                                        --------------     --------------    -------------


Net Increase in Net Assets
Resulting from Operations..................................      $538,598         $4,243,483       $1,075,622
                                                           ==============     ==============    =============


See Notes to Financial Statements

Six Months Ended September 30, 1995 (Unaudited) and Year Ended March 31, 1995
--------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Premium
                                                                            Government
                                                                            Reserve

                                                           September 30, 1995       March 31, 1995
Increase (Decrease) in Net Assets
Operations
Net investment income .....................................    $    538,598          $    450,343
Net realized gain (loss) on investments ...................              --                    --
Change in net unrealized appreciation on investments.......              --                    --
                                                             --------------        --------------
Net increase in net assets resulting from operations.......         538,598               450,343
                                                             --------------        --------------

Distributions to Shareholders
From net investment income ................................        (538,598)             (450,343)
                                                             --------------        --------------
Capital Share Transactions
Proceeds from shares sold .................................      14,737,317            21,734,495
Proceeds from reinvestment of distributions ...............         511,490               439,332
Payments for shares redeemed ..............................     (11,440,214)          (11,251,555)
                                                             --------------        --------------
Net increase (decrease) in net assets from
capital share transactions ................................       3,808,593            10,922,272
                                                             --------------        --------------

Net increase (decrease) in net assets .....................       3,808,593            10,922,272

Net Assets
Beginning of period .......................................      16,380,795             5,458,523
                                                             --------------        --------------
End of period .............................................    $ 20,189,388          $ 16,380,795
                                                             ==============        ==============

Transactions in shares of the Funds:
Sold ......................................................      14,737,317            21,734,495
Issued in reinvestment of distributions ...................         511,490               439,332
Redeemed ..................................................     (11,440,214)          (11,251,555)
                                                             --------------        --------------
Net increase (decrease) ...................................       3,808,593            10,922,272
                                                             ==============        ==============


See Notes to Financial Statements

                                                             TWENTIETH CENTURY PREMIUM RESERVES, INC.
-----------------------------------------------------------------------------------------------------

                         Premium                                              Premium
                         Capital                                              Managed
                         Reserve                                                Bond

         September 30, 1995       March 31, 1995            September 30, 1995       March 31, 1995


          $    4,242,434         $    2,672,163                 $     410,809          $     538,013
                   1,049                 (1,879)                       97,562               (105,993)
                      --                     --                       567,251                 12,200
          --------------         --------------                 -------------          -------------
               4,243,483              2,670,284                     1,075,622                444,220
          --------------         --------------                 -------------          -------------


              (4,242,434)            (2,672,163)                     (410,809)              (538,013)
          --------------         --------------                 -------------          -------------

             165,508,756            151,700,499                     6,686,059              4,647,560
               4,082,870              2,620,638                       404,357                540,493
            (182,000,944)           (54,713,857)                   (1,501,898)            (2,839,612)
          --------------         --------------                 -------------          -------------

             (12,409,318)            99,607,280                     5,588,518              2,348,441
          --------------         --------------                 -------------          -------------

             (12,408,269)            99,605,401                     6,253,331              2,254,648


             138,428,215             38,822,814                    10,334,233              8,079,585
          --------------         --------------                 -------------          -------------
            $126,019,946           $138,428,215                   $16,587,564            $10,334,233
          ==============         ==============                 =============          =============


             165,508,756            151,700,499                       679,777                500,181
               4,082,870              2,620,638                        40,985                 57,827
            (182,000,944)           (54,713,857)                     (152,696)              (304,557)
          --------------         --------------                 -------------          -------------
             (12,409,318)            99,607,280                       568,066                253,451
          ==============         ==============                 =============          =============


See Notes to Financial Statements

September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Organization and Summary of Significant Accounting Policies

Organization--
          Twentieth Century Premium Reserves, Inc. (the Corporation) was organized as a Maryland corporation on January 7, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. Three series of shares are currently issued which invest primarily in fixed income securities: Premium Government Reserve, Premium Capital Reserve and Premium Managed Bond (the Funds). The following significant accounting policies are in accordance with accounting policies generally accepted in the industry.

Security Valuations--
          Securities of Premium Managed Bond are valued through valuations obtained from a commercial pricing service or at the mean of the bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of directors. The securities held by Premium Capital Reserve and Premium Government Reserve are valued at amortized method which approximates current value.

Security Transactions--
          Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income--
          Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

Repurchase Agreements--
          Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Funds' behalf by its custodian under a book-entry system. The Funds monitor the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Income Tax Status--
          It is the Funds' policy to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

Distributions to Shareholders--
          Dividends for all of the Funds are declared daily and distributed monthly. Premium Capital Reserve and Premium Government Reserve do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gain distributions. Net realized gains in excess of available capital loss carryovers will be distributed each December to shareholders of Premium Managed Bond. At March 31, 1995, Premium Managed Bond has an accumulated net realized capital loss carryover of $184,621 (expiring in 2002 and 2003) which can be used to offset future taxable capital gains. Premium Capital Reserve has an accumulated net realized Capital loss carryover of $81,879, which will be offset against future short-term capital gains.
          The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

                                        TWENTIETH CENTURY PREMIUM RESERVES, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. Organization and Summary of Significant Accounting Policies (continued)

Supplementary Information--
          Certain officers and directors of the Corporation are also officers and/or directors, and, as a group, controlling stockholders of Twentieth Century Companies, Inc., the parent of the Corporation's investment manager, Investors Research Corporation (IRC).

2. Management Agreement and Other Transactions With Affiliates

          The Management Agreement with IRC provides for a monthly management fee computed by multiplying the applicable fee for each Fund by the average daily net assets of such Fund during the previous month. The Agreement further provides that all expenses of the Corporation, except brokerage commissions, taxes, interest, expenses of those directors not considered "interested directors" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by IRC. The Agreement may be terminated by either party upon 60 days' notice. The current annual management fee for each Fund is .45%.
          Premium Capital Reserve owns $1,500,000 of taxable variable-rate notes issued by Orange County, California, which filed for bankruptcy protection on December 6, 1994. On December 13, 1994, Twentieth Century Companies, Inc. (TCC) arranged for the issuance of an irrevocable standby letter of credit by Chase Manhattan Bank in favor of Premium Capital Reserve. In July 1995, a new letter of credit arrangement was entered into with State Street Bank and Trust Company. The terms of this letter of credit provide for the payment of up to $1,000,000 to the Premium Capital Reserve Fund should Orange County default in the payment of principal and/or interest on such note. Since the letter of credit only covers a portion of the amount of the Orange County note held, the Fund continues to be exposed to some risk of loss of principal and/or interest on the Orange County security. The market value of this security on September 30, 1995 was $1,417,500. TCC has agreed to reimburse State Street Bank for any payments made by the bank to the Fund under this letter of credit. The value of the letter of credit is not considered material to the Fund's financial statements.

3. Investment Transactions

          Premium Managed Bond had purchases and sales (excluding short-term securities) for the period ending September 30, 1995 of $4,457,314 and $3,356,237, respectively, for U.S. Government obligations; purchases and sales of corporate obligations were $5,234,890 and $1,170,946, respectively.
          As of September 30, 1995, the gross unrealized appreciation of Premium Managed Bond was $265,705. The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS

PREMIUM GOVERNMENT RESERVE

Average Portfolio Maturity-66 Days
--------------------------------------------------------------------------------
Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES
     $  750,000     FHLMC, 5.66%, 10-4-95                          $  749,646
      2,550,000     FHLMC, 5.63%-5.66%, 10-16-95                    2,543,998
      1,700,000     FNMA, 5.66%,10-16-95                            1,695,991
        945,000     FFCB, 5.60%, 10-18-95                             942,501
      1,125,000     FNMA, 5.65%-5.79%, 10-20-95                     1,121,609
      1,900,000     FHLMC, 5.60%, 10-24-95                          1,893,202
      1,360,000     FHLB, 5.46%, 11-6-95                            1,352,574
        390,000     FHLB, 5.52%, 11-13-95                             387,429
      1,000,000     FHLMC, 5.60%, 11-16-95                            992,844
        265,000     FHLB, 5.46%, 11-28-95                             262,669
      2,100,000     FHLMC, 5.58%, 12-1-95                           2,080,127
        100,000     FNMA, 5.50%, 12-7-95                               98,976
        120,000     FHLB, 5.45%, 12-18-95                             118,583
        120,000     FHLB, 5.75%, 1-2-96                               118,217
        130,000     FNMA, 5.75%, 1-8-96                               127,944
      1,200,000     FHLB, 5.49%, 2-6-96                             1,176,576
        250,000     FHLMC, 5.51%, 2-8-96                              245,026
        160,000     FNMA, 5.51%, 2-12-96                              156,718
        800,000     FHLB, 5.58%, 2-15-96                              783,012
      1,000,000     FNMA, 5.56%, 2-21-96                              977,914
        100,000     FHLB, 5.75%, 2-26-96                               97,636
        805,000     FHLB, 5.02%, 2-28-96                              788,156
        255,000     FFCB, 5.64%, 3-4-96                               248,808
        180,000     FHLMC, 5.60%, 7-1-96                              172,328
                                                               -----------------
Total U.S. Government
Agency Discount Notes--96.2%                                       19,132,484
                                                               -----------------


OTHER U.S. GOVERNMENT
AGENCY SECURITIES
        FHLMC, 5.60%, 7-1-96                                          500,000
                                                               -----------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES --2.5%                                              500,000
                                                               -----------------

TEMPORARY CASH INVESTMENTS
         Repurchase Agreement
         (Goldman Sachs & Co.), 6.30%,
         due 10-2-95; collateralized by
         $205,000 par value U.S. Treasury Bonds,
         10.375%, due 11-15-09
         (Delivery value $261,137)                                    261,000
                                                               -----------------
Total Temporary
Cash Investments--1.3%                                                261,000
                                                               -----------------

Total Investment Securities--100.0%                               $19,893,484
                                                               =================

PREMIUM CAPITAL RESERVE

Average Portfolio Maturity-58 Days
--------------------------------------------------------------------------------
Principal Amount                                                      Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER

Agricuture --3.9%
     $5,000,000     Cargill Financial Services Corp.,
                    5.62%, 10-5-95 (Acquired 7-7-95;
                    Cost $4,929,750)+                      $        4,996,878

Automobiles & Auto Parts--5.5%
      5,000,000     Daimler-Benz North America
                    Corp., 5.95%, 12-6-95                           4,945,458
      2,100,000     Paccar Financial Corp.,
                    5.67%, 11-30-95                                 2,080,155
                                                               -----------------
                                                                    7,025,613
                                                               -----------------
Banking--8.6%
      3,100,000     Abbey National PLC,
                    5.66%, 12-7-95                                  3,067,345
      2,000,000     ABN AMRO North American,
                    5.56%, 3-5-96                                   1,951,813
      5,900,000     Societe Generale,
                    5.71%, 10-24-95                                 5,878,476
                                                               -----------------
                                                                   10,897,634
                                                               -----------------
Chemicals & Resins--5.5%
      1,300,000     Air Products & Chemical,
                    5.75%, 10-20-95                                 1,296,055
      5,900,000     du Pont (E.I.) de Nemours & Co.,
                    5.50%-5.68%, 11-15-95
                    through 8-1-96                                  5,759,367
                                                               -----------------
                                                                    7,055,422
                                                               -----------------
Communications Services--7.1%
      5,970,000     Ameritech Capital Funding
                    Corp., 5.58%, 12-11-95
                    (Acquired 6-26-95,
                    Cost $5,814,541)+                               5,904,300
      2,000,000     AT & T Corp., 5.58%, 2-6-96                     1,960,320
      1,200,000     U.S. West Communications
                    Inc., 5.72%, 10-19-95                           1,196,568
                                                               -----------------
                                                                    9,061,188
                                                               -----------------
Diversified Companies--3.1%
      2,000,000     General Electric Capital
                    Corp., 5.63%, 2-9-96                            1,959,026

                                        TWENTIETH CENTURY PREMIUM RESERVES, INC.
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS

PREMIUM CAPITAL RESERVE (CONT.)
--------------------------------------------------------------------------------
Principal Amount                                                      Value
--------------------------------------------------------------------------------
     $2,000,000     Hanson Finance (U.K.) PLC,
                    5.67%, 11-28-95                         $       1,981,730
                                                               -----------------
                                                                    3,940,756
                                                               -----------------
Education--3.4%
      4,390,000     Stanford University,
                    5.59%, 1-25-96                                  4,310,926
                                                               -----------------
Electrical & Electronic Components--9.3 %
      6,000,000     Emerson Electric Co.,
                    5.68%, 10-30-95                                 5,972,547
      5,900,000     Panasonic Finance Inc.,
                    6.15%, 10-5-95 (Acquired
                    9-29-95; Cost $5,893,953)+                      5,895,968
                                                               -----------------
                                                                   11,868,515
                                                               -----------------
Energy--1.5%
      1,946,000     Statoil (Den Norske Stats
                    Oljeselskap A/S),
                    5.76%, 10-5-95                                  1,944,755
                                                               -----------------

Financial Services--7.4%
      4,500,000     American Express Credit
                    Corp., 5.70%, 11-6-95                           4,474,350
      4,900,000     Goldman Sachs Group, L.P.,
                    5.77%, 10-6-95                                  4,896,073
                                                               -----------------
                                                                    9,370,423
                                                               -----------------
Industrial Equipment & Machinery--3.1%
      4,000,000     Dover Corp., 5.73%, 10-4-95
                    (Acquired 8-29-95;
                    Cost $3,977,080)+                               3,998,090
                                                               -----------------
Insurance--15.3%
      5,600,000     American Family Financial
                    Services Inc., 5.75%, 10-3-95
                    through 10-4-95                                 5,597,668
      3,500,000     American General Corp.,
                    5.72%, 10-11-95                                 3,494,439
      2,000,000     Aon Corp.,
                    5.67%, 12-11-95                                 1,977,635
      2,100,000     Chubb Capital Corp.,
                    5.73%, 10-19-95                                 2,093,983
      2,400,000     SAFECO Credit Co. Inc.,
                    5.71%, 10-27-95                                 2,390,103
      3,900,000     USAA Capital Corp.,
                    5.70%, 10-27-95                                 3,883,945
                                                               -----------------
                                                                   19,437,773
                                                               -----------------
Metals & Mining--1.6%
     $2,000,000     U.S. Borax & Chemical Corp.,
                    5.67%, 11-16-95 (Acquired
                    8-9-95; Cost $1,968,815)+              $        1,985,510
                                                               -----------------
Pharmaceuticals--2.7%
      3,400,000     Sandoz Corp.,
                    5.72%, 10-18-95                                 3,390,816
                                                               -----------------
Publishing--3.6%
      4,600,000     Reed Elsevier Inc.,
                    5.71%-5.73%, 10-2-95
                    through 10-25-95,
                    (Acquired 8-29-95
                    through 9-20-95;
                    Cost $4,574,898)+                               4,593,443
                                                               -----------------
Sovereign Governments & Agencies--7.5%
      4,000,000     Canadian Wheat Board,
                    5.55%-5.58%, 2-27-96                            3,907,744
      5,700,000     Kingdom of Sweden,
                    5.70%, 12-22-95                                 5,625,995
                                                               -----------------
                                                                    9,533,739
                                                               -----------------
Transportation Services--2.5%
      3,200,000     United Parcel Service,
                    5.70%, 10-12-95                                 3,194,427
                                                               -----------------
Utilities (Electric)--4.9%
      6,300,000     Southern California Edison Co.,
                    5.72%, 10-18-95                                 6,282,983
                                                               -----------------
Total Commercial Paper--96.5%                                     122,888,891
                                                               -----------------

MUNICIPAL OBLIGATIONS
        750,000     Orange County, CA, FRN,
                    6.825%, 6-30-96
                    (LOC:  State Street Bank)++                       750,000

        750,000     Orange County, CA, FRN,
                    6.825%, 6-30-96++                                 750,000
                                                               -----------------
Total Municipal Obligations--1.2%                                   1,500,000
                                                               -----------------

U. S. GOVERNMENT
AGENCY SECURITIES
      2,000,000     FNMA Discount Note,
                    5.59%, 7-1-96                                   1,998,345
      1,000,000     SLMA, MTN,
                    5.90%, 10-4-96                                  1,000,000
                                                               -----------------
Total U.S. Government
Agency Securities--2.3%                                             2,998,345
                                                               -----------------



Total Investment Securities--100.0%                              $127,387,236
                                                               =================

See Notes to Financial Statements

September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS

PREMIUM MANAGED BOND

Average Portfolio Maturity -- 10.1 Years
Creditworthiness (Quality) Distribution
         AAA      44%
         AA       23%
         A        24%
         BBB       9%
                 ---
                 100%
                 ===
--------------------------------------------------------------------------------
Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
     $1,000,000     U.S. Treasury Note,
                    4.375%, 11-15-96                             $    985,340
        700,000     U.S. Treasury Note,
                    5.625%, 6-30-97                                   697,690
        300,000     U.S. Treasury Note,
                    7.125%, 9-30-99                                   311,937
        400,000     U.S. Treasury Note,
                    7.75%, 1-31-00                                    426,140
        600,000     U.S. Treasury Note,
                    6.25%, 8-31-00                                    605,754
        200,000     U.S. Treasury Note,
                    6.50%, 8-15-05                                    204,954
        400,000     U.S. Treasury Bond,
                    7.125%, 2-15-23                                   424,280
        300,000     U.S. Treasury Bond,
                    7.50%, 11-15-24                                   333,858
        200,000     U.S. Treasury Bond,
                    7.625%, 2-15-25                                   226,422
        400,000     U.S. Treasury Bond,
                    6.875%, 8-15-25                                   420,164
                                                               -----------------
Total U.S. Treasury Securities--28.7%                               4,636,539
    (Cost $4,556,679)                                          -----------------


MORTGAGE-BACKED SECURITIES*
      1,722,748     FNMA Pool #272894,
                    6.00%, 3-1-00                                   1,675,323
                                                               -----------------
Total Mortgage-Backed
Securities*--10.4%                                                  1,675,323
    (Cost $1,706,866)                                          -----------------

CORPORATE BONDS

Automobiles & Auto Parts--5.3%
        300,000     Chrysler Financial Corp.,
                    5.375%, 10-15-98                                  291,750
        200,000     Ford Motor Credit Co.,
                    6.75%, 5-15-05                                    198,500
       $350,000     General Motors Co.,
                    7.00%, 6-15-03                             $      356,125
                                                               -----------------
                                                                      846,375
                                                               -----------------
Banking--7.0%
        400,000     Chase Manhattan Corp.,
                    8.80%, 2-1-00                                     411,000
        200,000     First Bank System,
                    7.625%, 5-1-05                                    212,500
        300,000     First USA Bank,
                    5.75%, 1-15-99                                    292,875
        200,000     First Union Corp.,
                    8.77%, 11-15-04                                   217,250
                                                               -----------------
                                                                    1,133,625
                                                               -----------------
Chemicals & Resins--2.5%
        300,000     Arco Chemical Co.,
                    10.25%, 11-1-10                                   395,625
                                                               -----------------
Communications Services--3.9%
        400,000     Motorola, Inc.,
                    6.50%, 9-1-25                                     401,000
        200,000     TKR Cable I Inc.,
                    10.50%, 10-30-99                                  224,000
                                                               -----------------
                                                                      625,000
                                                               -----------------

Consumer Products--1.9%
        300,000     Nabisco, Inc.,
                    8.00%, 1-15-00                                    315,375
                                                               -----------------
Financial Services--9.6%
        500,000     Associates Corp., NA,
                    6.625%, 6-15-05                                   495,000
        400,000     Keycorp, MTN,
                    7.30%, 2-3-03                                     413,500
        300,000     Lehman Brothers
                    Holdings Inc., MTN,
                    9.17%, 2-28-02                                    331,125
        300,000     Paine Webber Group Inc.,
                    7.875%, 2-15-03                                   311,625
                                                               -----------------
                                                                    1,551,250
                                                               -----------------
Insurance--3.7%
        300,000     American General Corp.,
                    6.75%, 6-15-05                                    299,250
        300,000     London Insurance Group,
                    6.875%, 9-15-05                                   298,500
                                                               -----------------
                                                                      597,750
                                                               -----------------


See Notes to Financial Statements

                                        TWENTIETH CENTURY PREMIUM RESERVES, INC.
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS

PREMIUM MANAGED BOND (CONT.)
--------------------------------------------------------------------------------
Principal Amount                                                      Value
--------------------------------------------------------------------------------
Paper & Forest Products--1.5%
       $200,000     Boise Cascade,
                    9.45%, 11-1-09                           $        236,750
                                                               -----------------
Pharmaceuticals--3.5%
        500,000     Lilly (Eli) & Co.,
                    8.375%, 2-7-05                                    561,250
                                                               -----------------
Retail (General Merchandise)--4.2%
        300,000     Sears, Roebuck & Co. Inc.,
                    9.375%, 11-1-11                                   363,375
        300,000     Wal-Mart Stores, Inc.,
                    7.50%, 5-15-04                                    318,000
                                                               -----------------
                                                                      681,375
                                                               -----------------
Tobacco Products--1.3%
        200,000     Philip Morris Companies, Inc.,
                    7.625%, 5-15-02                                   209,250
                                                               -----------------
Utilities--5.6%
        500,000     Consolidated Natural Gas,
                    7.375%, 4-1-05                                    530,000
        400,000     Duke Power Co.,
                    6.875%, 8-1-23                                    377,500
                                                               -----------------
                                                                      907,500
                                                               -----------------

Total Corporate Bonds--50.0%                                        8,061,125
    (Cost $7,859,924)                                          -----------------


SOVEREIGN GOVERNMENTS & AGENCIES
        500,000     Hydro Quebec,
                    8.05%, 7-7-24                                     545,625
        400,000     Province of Ontario
                    Global Bonds 7.625%,
                    6-22-04                                           424,500
                                                               -----------------
Total Sovereign
Governments & Agencies--6.0%                                          970,125
   (Cost $953,938)                                             -----------------


TEMPORARY CASH INVESTMENTS
    Repurchase  Agreement (Goldman
    Sachs & Co.), 6.30%, due 10-2-95;
    collateralized  by $640,000 par value
    U.S. Treasury Notes, 11.75% due
    2-15-01 (Delivery value $792,416)                                 792,000
                                                               -----------------
Total Temporary Cash Investments--4.9                                 792,000
   (Cost $792,000)                                             -----------------

Total Investment Securities--100.0%                               $16,135,112
   (Cost $15,869,407)                                          =================


NOTES TO SCHEDULES OF INVESTMENTS

FFCB = Federal Farm Credit Banks
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage  Corporation
FNMA = Federal National Mortgage Association
LOC = Letter of Credit
MTN = Medium Term Note
VRN = Variable Rate Note, rates shown effective at 9-30-95. Weighted average portfolio maturity is calculated using date indicated.

*Remaining expected average life is indicated and used for calculating the weighted average portfolio maturity.

+Private placement securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at September 30, 1995, was $27,374,189, which represented 21.7% of the net assets.

++ This security has been downgraded by both Moody's and S&P, due to the bankruptcy filing of Orange County, California. According to Securities and Exchange Commission Regulations, this security is no longer considered an eligible security without Board of Directors approval. On December 7, 1994, the Board of Directors determined that it was not in the best interest of the Fund to dispose of this security. This security was originally due to mature on July 10, 1995. Orange County revised the terms of this security to extend the maturity to June 30, 1996. The revised terms also included an increase in the security's interest rate and an interest payment schedule requiring partial payments of interest prior to June 30, 1996, (with the remaining interest payments due at maturity). See Note 2 of the accompanying Notes to the Financial Statements.

September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)


                     INCOME FROM
                INVESTMENT OPERATIONS              DISTRIBUTIONS                                RATIOS/SUPPLEMENTAL DATA
              -------------------------           ----------------                             ---------------------------
                         Net Realized
                              and                                                          Ratio of   Ratio of Net
     Net Asset            Unrealized    Total    Dividends              Net Asset         Operating   Investment               Net
       Value,     Net       Gains        from     from Net                Value,           Expenses   Income to   Portfolio  Assets,
     Beginning Investment (Losses)on Investment Investment     Total     End of   Total   to Average  Average     Turnover    End of
     of Period   Income   Securities Operations    Income  Distributions Period  Return1  Net Assets  Net Assets    Rate      Period
Premium
Govermnent
Reserve
Year Ended March 31,
1994    $1.00    $.027       --        $.027     $(.027)     $(.027)     $1.00    2.75%     .45%       2.72%        --   $ 5,458,523
1995     1.00     .045       --         .045      (.045)      (.045)      1.00    4.62%     .45%       4.84%        --    16,380,795

Six Months Ended
September 30, 1995 (Unaudited)
         1.00     .028       --         .028      (.028)      (.028)      1.00    2.81%     .44%       5.53%*       --    20,189,388

Premium
Capital
Reserve
Year Ended March 31,
1994    $1.00    $.028       --        $.028     $(.028)     $(.028)     $1.00    2.81%     .45%       2.83%        --  $ 38,822,814
1995     1.00     .046       --         .046      (.046)      (.046)      1.00    4.66%     .45%       4.76%        --   138,428,215

Six Months Ended
September 30, 1995 (Unaudited)
         1.00     .028       --         .028      (.028)      (.028)      1.00    2.85%     .45%       5.62%*       --   126,019,946


Premium
Managed
Bond

Year Ended March 31,
1994   $10.00    $.462     $(.36)      $.102     $(.462)     $(.462)     $9.64     .92%     .45%       4.65%       144%  $ 8,079,585
1995     9.64     .588      (.18)       .408      (.588)      (.588)      9.46    4.48%     .45%       6.30%        51%   10,334,233

Six Months Ended
September 30, 1995 (Unaudited)
         9.46     .305       .53        .835      (.305)      (.305)      9.99    8.91%     .44%       6.20%*       37%   16,587,564




1 Actual total return for period indicated.
* Annualized

See Notes to Financial Statements

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                                       19

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                                       20

Twentieth Century Premium Reserves, Inc.               TWENTIETH CENTURY
                                                        Premium Reserves
Investment Manager
Investors Research Corporation
Kansas City, Missouri

This report and the financial                           Semiannual Report
statements contained herein
are submitted for the general                           September 30, 1995
information of the shareholders
of the corporation. The report
is not authorized for distribution
to prospective investors in the
corporation unless preceded
or accompanied by an effective
prospectus.


[company logo]

Investments That Work(TM)
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P.O. Box 419200
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Kansas City, Missouri
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64141-6200
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Person-to-person assistance:
1-800-345-2021 or 816-531-5575
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Automated information line:
1-800-345-8765
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Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
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Fax:  816-340-7962
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                                            [company logo]

SH-BKT-3638
9511          Recycled

(C) 1995 Twentieth Century Services, Inc.